Revenue from Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Contract assets, beginning balance	$ 0	$ 1
Contract liabilities, beginning balance	(29)	(21)
Net contract balances, beginning balance	(29)	(20)
Amortization of revenue that was included in the beginning contract liability balance	15	3
Cash received, excluding amounts recognized as revenue	(19)	(13)
Cash received against the beginning contract asset balance		(1)
Contract assets, ending balance	0	0
Contract liabilities, ending balance	(33)	(31)
Net contract balances, ending balance	$ (33)	$ (31)